Goodwill and Intangible Assets, net - Goodwill Activities (Details) $ in Thousands	Sep. 30, 2021 USD ($)
Finite-Lived Intangible Assets [Line Items]
Goodwill	$ 5,927
Balance as of September 30, 2021	5,927
HuffPost Acquisition
Finite-Lived Intangible Assets [Line Items]
Balance as of December 31, 2020	0
Goodwill	5,927
Balance as of September 30, 2021	$ 5,927